BORROWINGS (Details 2) (USD $)	12 Months Ended					12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended													1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 EUR-Denominated Bank Loans	Dec. 31, 2010 EUR-Denominated Bank Loans	Dec. 31, 2011 EUR-Denominated, Credit Agricole Corporate Bank and BNP Paribas which will mature during 2012-2018	Dec. 31, 2010 EUR-Denominated, Credit Agricole Corporate Bank and BNP Paribas which will mature during 2012-2018	Dec. 31, 2011 EUR-Denominated, LBBW which will mature during 2012-2017	Dec. 31, 2010 EUR-Denominated, LBBW which will mature during 2012-2017	Dec. 31, 2011 EUR-Denominated, Bank of China which will mature during 2012-2016	Dec. 31, 2010 EUR-Denominated, Bank of China which will mature during 2012-2016	Dec. 31, 2011 EUR-Denominated, ABN AMRO Bank N.V. which will mature during 2012-2013	Dec. 31, 2010 EUR-Denominated, ABN AMRO Bank N.V. which will mature during 2012-2013	Dec. 31, 2011 EUR-Denominated, Other which will mature during 2012-2013	Dec. 31, 2010 EUR-Denominated, Other which will mature during 2012-2013	Dec. 31, 2011 RUB-Denominated Bank Loans	Dec. 31, 2010 RUB-Denominated Bank Loans	Dec. 31, 2011 Available credit facilities, Sberbank maturing in 2017	Dec. 31, 2010 Available credit facilities, Sberbank maturing in 2017	Dec. 31, 2011 RUB-Denominated, Bank of Moscow maturing in 2013	Dec. 31, 2010 RUB-Denominated, Bank of Moscow maturing in 2013	Dec. 31, 2011 RUB-Denominated, Gazprombank, first loan, maturing during 2013-2015	Dec. 31, 2010 RUB-Denominated, Gazprombank, first loan, maturing during 2013-2015	Dec. 31, 2011 RUB-Denominated, Gazprombank, second loan, maturing during 2013-2015	Dec. 31, 2010 RUB-Denominated, Gazprombank, second loan, maturing during 2013-2015	Dec. 31, 2010 RUB-Denominated, Sberbank which will mature during 2011	Dec. 31, 2011 RUB-Denominated, Other which will mature during 2012-2023	Dec. 31, 2010 RUB-Denominated, Other which will mature during 2012-2023	Dec. 31, 2011 Vendor financing agreement	Dec. 31, 2010 Vendor financing agreement	May 31, 2011 MTS OJSC Notes due 2014	Dec. 31, 2011 MTS OJSC Notes due 2014	Dec. 31, 2010 MTS OJSC Notes due 2014
Bank loans
Debt - related parties	$ 6,799,000	$ 14,563,000																																															$ 6,800,000	$ 14,300,000
Total bank loans	5,341,006,000	3,818,005,000		1,062,159,000	675,742,000	580,742,000	204,507,000	242,013,000	83,333,000	116,667,000	51,503,000	71,244,000	40,688,000	62,486,000	42,961,000	59,570,000	36,495,000	51,285,000	46,047,000	12,574,000	18,861,000	9,356,000	7,569,000	234,082,000	147,283,000	64,033,000	52,159,000	36,215,000	43,201,000	116,812,000	35,123,000	8,958,000	13,740,000	8,064,000	3,060,000	4,037,966,000	2,980,417,000	3,105,967,000	1,968,704,000	434,835,000	459,364,000	341,656,000	360,929,000	130,451,000	137,809,000	19,234,000	25,057,000	34,377,000
Less: current portion	(283,025,000)	(256,052,000)
Total bank loans, long-term	5,057,981,000	3,561,953,000
Interest rate, base rate						LIBOR	LIBOR		LIBOR		LIBOR		LIBOR		LIBOR		LIBOR			LIBOR						EURIBOR		EURIBOR		EURIBOR		EURIBOR
Interest rate added to base rate (as a percent)						1.15%					0.30%		0.43%		0.30%		0.30%			0.35%
Percentage points added to base rate, low end of range							0.23%		1.51%																	1.65%		0.75%		1.95%		0.35%
Percentage points added to base rate, high end of range							1.80%		3.10%
Effective interest rate, minimum (as a percent)							0.0103		0.0232
Effective interest rate, maximum (as a percent)							0.0261		0.0391
Interest rate (as a percent)						1.96%					1.11%		1.23%		1.11%		1.11%			1.16%						3.27%		2.37%		3.57%		1.97%						8.50%		7.80%		8.75%		8.75%								7.60%	16.75%
Percentage decrease in interest rate if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit (as a percent)																																						0.45%
Percentage increase in interest rate if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit																																						1.00%
Effective interest rate after revision if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit (as a percent)																																						9.50%
Minimum percentage of change in present value of cash flows used to measure whether transaction is accounted for as a debt extinguishment (as a percent)	10.00%
Unamortized amount of initially capitalized debt issuance costs		26,700,000
Borrowing costs and interest capitalized
Capitalized interest cost	52,300,000	43,900,000	72,300,000
Interest expense, net of amounts capitalized and amortization of debt issuance costs	628,400,000	688,000,000	535,000,000
Pledges
Carrying value of telecommunication equipment and other assets supplied as collateral																																																	$ 2,000,000	$ 8,200,000
Stated interest rate before negotiated decrease (as a percent)																																																			16.75%